Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Notes Payable [Abstract]
Schedule of Long-term Debt Instruments
Notes payable consists of the following:

	December 31,
	2013	2012
	(In millions)
Unsecured notes, net of discount, interest payable semi-annually at 5.50%, due September 2022	$398	$398
Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018	285	282
Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	300	300
Revolving Credit Facility, unsecured, unused portion of $800 at December 31, 2013, due July 2018 with interest payable monthly at LIBOR + 1.45% (1.62% at December 31, 2013)	—	—
Remy Term B Loan, interest payable quarterly at LIBOR (floor of 1.75%) + 4.50%, due December 2016	—	259
Remy Amended and Restated Term B Loan, interest payable quarterly at LIBOR (floor of 1.25%) + 3.00% (4.25% at December 31, 2013), due March 2020	266	—
Remy Revolving Credit Facility, unused portion of $73 at December 31, 2013, due September 2018 with interest payable monthly at base rate 3.25% + base rate margin .50% (3.75% at December 31, 2013)	—	—
Restaurant Group Term Loan, interest payable monthly at LIBOR + 3.75% (3.92% at December 31, 2013), due May 2017	53	72
Restaurant Group Revolving Credit Facility, unused portion of $62 at December 31, 2013, due May 2017 with interest payable monthly at base rate 3.25% + base rate margin 2.75% (6.00% at December 31, 2013)	—	—
Other	21	33
	$1,323	$1,344

Schedule of Maturities of Long-term Debt

Gross principal maturities of notes payable at December 31, 2013 are as follows (in millions):
2014	$18
2015	13
2016	13
2017	332
2018	304
Thereafter	661
$1,341